ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance at the beginning of the year	$ 18,431	$ 13,273
Provision for the year	116,036	5,602
Credit loss reversal	(1,152)
Foreign currency translation adjustment	3,726	(444)
Balance at the beginning of the year	$ 137,041	$ 18,431